Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit	$ 24,366	$ 23,892	$ 24,163
Increase in deferred tax assets	(300)
Deferred tax asset	2,076	1,826
Operating loss carryforward, foreign	320,800
Deferred tax asset valuation allowances	$ 95,955	$ 85,504